Leases (Details) - Schedule of supplemental balance sheet information - Ambulnz, Inc. [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Operating Lease Member
Assets
Lease right-of-use assets	$ 4,511,988	$ 4,997,407
Total lease assets	4,511,988	4,997,407
Liabilities
Lease liability – current portion	1,552,866	1,620,470
Lease liability, net of current portion	3,220,829	3,638,254
Total lease liability	4,773,695	5,258,724
Finance Lease Member
Assets
Lease right-of-use assets	8,224,418	7,001,644
Total lease assets	8,224,418	7,001,644
Liabilities
Lease liability – current portion	2,858,622	1,876,765
Lease liability, net of current portion	6,233,850	5,496,899
Total lease liability	$ 9,092,472	$ 7,373,664